COMPANY’S OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Companys Operations
Schedule of equity interest

				% equity interest
Entity		Main activity	Country (1)	12.31.21	12.31.20
BRF GmbH	(n)	Holding	Austria	100.00	100.00
BRF Foods LLC	(g)	Import, industrialization and commercialization of products	Russia	99.99	99.90
BRF Global Company Nigeria Ltd.		Marketing and logistics services	Nigeria	99.00	99.00
BRF Global Company South Africa Proprietary Ltd.		Administrative, marketing and logistics services	South Africa	100.00	100.00
BRF Global Company Nigeria Ltd.		Marketing and logistics services	Nigeria	1.00	1.00
BRF Global GmbH		Holding and trading	Austria	100.00	100.00
BRF Foods LLC	(h)	Import, industrialization and commercialization of products	Russia	0.01	0.10
BRF Japan KK		Marketing and logistics services, import, export, industrialization and commercialization of products	Japan	100.00	100.00
BRF Korea LLC		Marketing and logistics services	Korea	100.00	100.00
BRF Shanghai Management Consulting Co. Ltd.		Provision of consultancy and marketing services	China	100.00	100.00
BRF Shanghai Trading Co. Ltd.		Import, export and commercialization of products	China	100.00	100.00
BRF Singapore Foods PTE Ltd.		Administrative, marketing and logistics services	Singapore	100.00	100.00
Eclipse Holding Cöoperatief U.A.		Holding	The Netherlands	99.99	99.99
Buenos Aires Fortune S.A.		Holding	Argentina	4.36	4.36
Eclipse Latam Holdings		Holding	Spain	100.00	100.00
Buenos Aires Fortune S.A.		Holding	Argentina	95.64	95.64
Perdigão Europe Lda.		Import, export of products and administrative services	Portugal	100.00	100.00
Perdigão International Ltd.	(d)	Import and export of products	Cayman Island	-	100.00
ProudFood Lda.		Import and commercialization of products	Angola	90.00	90.00
Sadia Chile S.A.		Import, export and commercialization of products	Chile	40.00	40.00
Wellax Food Logistics C.P.A.S.U. Lda.		Import, commercialization of products and administrative services	Portugal	100.00	100.00
One Foods Holdings Ltd.		Holding	UAE	100.00	100.00
Al-Wafi Food Products Factory LLC	(p)	Import, export, industrialization and commercialization of products	UAE	49.00	49.00
Badi Ltd.		Holding	UAE	100.00	100.00
Al-Wafi Al-Takamol International for Foods Products		Import and commercialization of products	Saudi Arabia	100.00	100.00
Joody Al Sharqiya Food Production Factory LLC	(b)	Import and commercialization of products	Saudi Arabia	100.00	-
BRF Kuwait WLL	(c)	Import, commercialization and distribution of products	Kuwait	49.00	75.00
BRF Foods GmbH		Industrialization, import and commercialization of products	Austria	100.00	100.00
Al Khan Foodstuff LLC ("AKF")	(p)	Import, commercialization and distribution of products	Oman	70.00	70.00
FFQ GmbH	(e)	Industrialization, import and commercialization of products	Austria	-	100.00
TBQ Foods GmbH	(o)	Holding	Austria	60.00	60.00
Banvit Bandirma Vitaminli		Import, industrialization and commercialization of products	Turkey	91.71	91.71
Banvit Enerji ve Elektrik ÜretimLtd. Sti.	(a)	Generation and commercialization of electric energy	Turkey	100.00	100.00
Banvit Foods SRL	(f)	Industrialization of grains and animal feed	Romania	-	0.01
Nutrinvestments BV		Holding	The Netherlands	100.00	100.00
Banvit ME FZE		Marketing and logistics services	UAE	100.00	100.00
Banvit Foods SRL	(f)	Industrialization of grains and animal feed	Romania	-	99.99
One Foods Malaysia SDN. BHD.		Marketing and logistics services	Malaysia	100.00	100.00
Federal Foods LLC	(p)	Import, commercialization and distribution of products	UAE	49.00	49.00
Federal Foods Qatar	(p)	Import, commercialization and distribution of products	Qatar	49.00	49.00
BRF Hong Kong LLC	(a)	Import, commercialization and distribution of products	Hong Kong	100.00	100.00
Eclipse Holding Cöoperatief U.A.		Holding	The Netherlands	0.01	0.01
Establecimiento Levino Zaccardi y Cia. S.A.	(a)	Industrialization and commercialization of dairy products	Argentina	99.99	99.99
BRF Energia S.A.		Commercialization of eletric energy	Brazil	100.00	100.00
BRF Pet S.A.		Industrialization, commercialization and distribution of feed and nutrients for animals	Brazil	100.00	100.00
Affinity Petcare Brasil Participações Ltda.	(m)	Holding	Brazil	100.00	-
Mogiana Alimentos S.A.		Manufacturing, distribution and sale of Pet Food products	Brazil	50.00	-
Gewinner Participações Ltda.	(j)	Industrialization, distribution and sale of feed and nutrients for animals	Brazil	100.00	-
Hecosul Alimentos Ltda.		Manufacturing and sale of animal feed	Brazil	100.00	-
Hercosul Distribuição Ltda.		Import, export, wholesale and retail sale of food products for animals	Brazil	100.00	-
Hercosul Soluções em Transportes Ltda.		Road freight	Brazil	100.00	-
Hercosul International S.R.L.	(k)	Manufacturing, export, import and sale of feed and nutrients for animals	Paraguay	99.00	-
Paraguassu Participações S.A.	(m)	Holding	Brazil	100.00	-
Mogiana Alimentos S.A.		Manufacturing, distribution and sale of Pet Food products	Brazil	50.00	-
Hercosul International S.R.L.	(k)	Manufacturing, export, import and sale of feed and nutrients for animals	Paraguay	1.00	-
PP-BIO Administração de bem próprio S.A.	(i)	Management of assets	Brazil	-	33.33
PR-SAD Administração de bem próprio S.A.		Management of assets	Brazil	33.33	33.33
ProudFood Lda.		Import and commercialization of products	Angola	10.00	10.00
PSA Laboratório Veterinário Ltda.		Veterinary activities	Brazil	99.99	99.99
Sino dos Alpes Alimentos Ltda.	(a)	Industrialization and commercialization of products	Brazil	99.99	99.99
Sadia Alimentos S.A.		Holding	Argentina	43.10	43.10
Sadia Chile S.A.		Import, export and commercialization of products	Chile	60.00	60.00
Sadia International Ltd.	(l)	Import and commercialization of products	Cayman Island	-	100.00
Sadia Uruguay S.A.		Import and commercialization of products	Uruguay	100.00	100.00
Sadia Alimentos S.A.		Holding	Argentina	56.90	56.90
Vip S.A. Empreendimentos e Participações Imobiliárias		Commercialization of owned real state	Brazil	100.00	100.00
Establecimiento Levino Zaccardi y Cia. S.A.	(a)	Industrialization and commercialization of dairy products	Argentina	0.01	0.01
PSA Laboratório Veterinário Ltda.		Veterinary activities	Brazil	0.01	0.01
Sino dos Alpes Alimentos Ltda.	(a)	Industrialization and commercialization of products	Brazil	0.01	0.01
(1)	UAE – United Arab Emirates.
(a)	Dormant subsidiaries. The Company is evaluating the liquidation of these subsidiaries.
(b)	On January 18, 2021, 100% of the capital stock of Joody Al Sharqiya Food Production Factory LLC was acquired (note 1.2.1).
(c)	On March 9, 2021, the minority stake on BRF AFC was acquired (note 1.1.1) and on December 27, 2021 its name was changed to BRF Kuwait WLL and the participation reduced to 49%. The Company has a shareholders’ agreement that ensures full economic rights on this entity.
(d)	On March 24, 2021, the subsidiary Perdigão International Ltd. was dissolved.
(e)	On March 30, 2021, the subsidiary FFQ GmbH was dissolved.
(f)	On May 4, 2021 the sale of shares held in Banvit Foods SRL was concluded (note 1.1.2).
(g)	On May 31, 2021, BRF GmbH purchased additional 0.09% interest in BRF Food LLC from BRF Global GmbH.
(h)	On May 31, 2021, BRF Global GmbH sold 0.09% interest in BRF Food LLC to BRF GmbH.
(i)	On July 30, 2021, BRF S.A. sold all the shares held in PP-BIO Administração de bem próprio S.A.
(j)	On August 02, 2021, BRF Pet S.A. acquired 100% of the capital stock of Gewinner Participações Ltda. (note 1.2.2).
(k)	On August 02, 2021, BRF S.A. and BRF Pet S.A. acquired interest in Hercosul International S.R.L. (note 1.2.2).
(l)	On August 19, 2021, the subsidiary Sadia International Ltd. was dissolved.
(m)	On September 01, 2021, BRF Pet S.A. acquired 100% of the capital stock of Affinity Petcare Brasil Participações Ltda. and Paraguassu Participações S.A. (note 1.2.3).
(n)	On October 21, 2021 the merger of BRF Austria GmbH into BRF GmbH was approved retroactively to January 01, 2021, as permitted by the Austrian law. The entities previously presented as investees of BRF Austria GmbH are currently presented as BRF GmbH’s investees.
(o)	On December 13, 2021, the put option held by minority shareholders was terminated (note 1.1.3).
(p)	For these entities, the Company has agreements that ensure full economic rights, except for AKF, in which the economic rights are of 99%.

The fair value of the acquired assets and assumed liabilities in the business combination is presented below:

The fair value of the acquired assets and assumed liabilities in the business combination is presented below:

Fair value at the acquisition date
Assets
Cash and cash equivalents	408
Inventories	832
Property, plant and equipment	30,128
Other current and non-current assets	232
31,600
Liabilities
Trade accounts payable	1,420
Taxes payable	550
Employee benefits	286
Other current and non-current liabilities	100
2,356

Net assets acquired	29,244

Fair value of consideration transferred	40,720

Goodwill	11,476

The fair value of the assets acquired and liabilities assumed in the business combination with Hercosul Group is presented below:

The fair value of the assets acquired and liabilities assumed in the business combination with Hercosul Group is presented below:

	Fair value at the acquisition date
	Gewinner Participações Consolidated	Hercosul International
Assets
Cash and cash equivalents	17,743	4,402
Trade and other receivables	40,767	8,413
Inventories	36,826	10,049
Recoverable taxes	15,385	3,643
Property, plant and equipment	70,796	72,035
Intangible assets	393,308	3,656
Other current and non-current assets	28,794	2,805
	603,619	105,003
Liabilities
Social and Labor Obligations	6,445	200
Trade accounts payable	66,597	8,582
Taxes payable	14,879	200
Loans and borrowings	65,892	30,268
Provision for tax, civil and labor risks (1)	5,949	-
Lease liability	3,961	614
Deferred income taxes	1,703	-
Other current and non-current liabilities	8,130	20,478
	173,556	60,342

Net assets acquired	430,063	44,661

Fair value of consideration transferred	743,156	69,765

Goodwill	313,093	25,104

(1)	Includes R$5,038 related to contingent liabilities recognized in the business combination.

The fair value of the assets acquired and liabilities assumed in the business combination with Hercosul Group is presented below:

The fair value of the assets acquired and liabilities assumed in the business combination with Hercosul Group is presented below:

Mogiana Group Combined	Fair value at the acquisition date
Assets
Cash and cash equivalents	938
Marketable securities	29,824
Trade and other receivables	59,758
Inventories	54,517
Recoverable taxes	27,748
Property, plant and equipment	139,042
Intangible assets	206,553
Other current and non-current assets	5,486
523,866
Liabilities
Trade accounts payable	55,919
Loans and borrowings	22,688
Lease liability	10,168
Taxes payable	11,487
Payroll, related charges and employee profit sharing	6,296
Provision for tax, civil and labor risks (1)	34,976
Employee benefits	2,081
Deferred income taxes	815
Other current and non-current liabilities	16,932
161,362

Net assets acquired	362,504

Fair value of consideration transferred	481,435

Goodwill	118,931
(1)	Includes R$28,853 related to contingent liabilities recognized in the business combination.

Due to the pandemic, the Company has incurred in direct expenditures, such as transportation, personnel, prevention, control and donations, which are presented in the consolidated statement of income (loss) within the following line items:

Due to the pandemic, the Company has incurred in direct expenditures, such as transportation, personnel, prevention, control and donations, which are presented in the consolidated statement of income (loss) within the following line items:

	12.31.21	12.31.20
Cost of sales (1)	(185,994)	(356,960)
Selling expenses	(18,234)	(56,307)
General and administrative expenses	(84,623)	(86,032)
	(288,851)	(499,299)
(1)	In the year ended December 31, 2020, includes non-incremental expenditures related do idleness in the amount of R$55,926.

The main differences between these consolidated financial statements and those filed with the CVM, resulting from this event, are disclosed below.

The Company is subject to the reporting requirements established by the Brazilian Corporation Law and the regulations of the Securities and Exchange Commission of Brazil (Comissão de Valores Mobiliários, or “CVM”). The liability of this class action lawsuit was not recognized in the financial statements filed with the CVM for the year ended on December 31, 2019, which were filed on March 3, 2020. Therefore, the class action lawsuit was recognized in the financial statements filed with the CVM for the year ended on December 31, 2020. The main differences between these consolidated financial statements and those filed with the CVM, resulting from this event, are disclosed below.

	As filed with the CVM		Adjustment for class action settlement		As filed with the SEC		Corresponding notes
	12.31.20	12.31.19	12.31.20	12.31.19	12.31.20	12.31.19	12.31.21
Statement of income (loss)
Other operating income (expenses), net	(254,178)	428,820	204,436	(204,436)	(49,742)	224,384	24 and 26
Income taxes	242,271	125,887	(69,508)	69,508	172,763	195,395	10
Net income from continuing operations	1,390,069	1,213,261	134,928	(134,928)	1,524,997	1,078,333	22

Statement of Financial Position
Other current liabilities	814,638	512,591	-	204,436	814,638	717,027	-
Deferred income taxes	2,109,064	1,845,862	-	69,508	2,109,064	1,915,370	-
Accumulated losses	(2,594,028)	(3,996,985)	-	(134,928)	(2,594,028)	(4,131,913)	-
Total assets and total liabilities and equity	49,664,906	41,700,631	-	69,508	49,664,906	41,770,139	-